First Eagle Global Fund
RISK/RETURN
Investment Objective
First Eagle Global Fund (“Global Fund”) seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world.
Fees and Expenses

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 52 and 57, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle Global Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle Global Fund	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.13%	0.13%	0.13%
Total Annual Operating Expenses (%)	1.13%	1.88%	0.88%

Example

This example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

This hypothetical example assumes you invest $10,000 in the Global Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

If Sold
Expense Example First Eagle Global Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	609	841	1,091	1,806
Class C	291	591	1,016	2,201
Class I	90	281	488	1,084

If Held
Expense Example, No Redemption First Eagle Global Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	609	841	1,091	1,806
Class C	191	591	1,016	2,201
Class I	90	281	488	1,084

Portfolio Turnover Rate

The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Fund shares are held in a taxable account. These costs, which are not reflected in annual Global Fund operating expenses or in the example, affect the Global Fund’s performance. During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 11.57% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Global Fund will normally invest its assets primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies.

Investment decisions for the Global Fund are made without regard to the capitalization (size) of the companies in which it invests. The Global Fund may invest in any size company, including large, medium and smaller companies. The Global Fund may also invest in fixed-income instruments, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals. Under normal circumstances, the Global Fund anticipates it will allocate a substantial amount of its total assets to foreign investments. That generally means that approximately 40% or more of the Global Fund’s total assets will be allocated to foreign investments (unless market conditions are not deemed favorable by the Global Fund, in which case the Global Fund expects to invest at least 30% of its total assets in foreign investments).

The investment philosophy and strategy of the Global Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. The investment objective of the Global Fund may not be changed without shareholder approval.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Global Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Global Fund, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default.

  Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

The Global Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the Global Fund may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in the Global Fund, please see the More Information about the Funds’ Investments section.
Investment Results

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Calendar Year Total Returns - Class A

Following is additional return information for Class A Shares of the Global Fund for the periods presented in the bar chart.

Best Quarter
Second Quarter 2003	15.72%

Worst Quarter
Fourth Quarter 2008	-10.66%

Updated performance information is available at www.firsteaglefunds.com/funds/globalfund.php or by calling 800.334.2143.

The table below discloses after-tax returns only for Class A shares. After-tax returns for Class C and Class I shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns First Eagle Global Fund	1 Year	5 Years	10 Years
Class A	(5.18%)	3.52%	11.45%
Class A After Taxes on Distributions	(5.75%)	2.75%	10.45%
Class A After Taxes on Distributions and Sales	(3.12%)	2.87%	9.89%
Class C	(1.90%)	3.80%	11.19%
Class I	0.06%	4.85%	12.31%
MSCI World Index	(5.54%)	(2.37%)	3.62%

First Eagle Overseas Fund
RISK/RETURN
Investment Objective
First Eagle Overseas Fund (“Overseas Fund”) seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.
Fees and Expenses

The following information describes the fees and expenses you may pay if you buy and hold shares of the Overseas Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Overseas Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 52 and 57, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle Overseas Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle Overseas Fund	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.14%	0.14%	0.14%
Total Annual Operating Expenses (%)	1.14%	1.89%	0.89%

Example

This example is intended to help you compare the cost of investing in the Overseas Fund with the cost of investing in other mutual funds.

This hypothetical example assumes you invest $10,000 in the Overseas Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

If Sold
Expense Example First Eagle Overseas Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	610	844	1,096	1,817
Class C	292	594	1,021	2,212
Class I	91	284	493	1,096

If Held
Expense Example, No Redemption First Eagle Overseas Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	610	844	1,096	1,817
Class C	192	594	1,021	2,212
Class I	91	284	493	1,096

Portfolio Turnover Rate

The Overseas Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Overseas Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Overseas Fund’s performance. During the most recent fiscal year, the Overseas Fund’s portfolio turnover rate was 12.22% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Overseas Fund will invest primarily in equity securities of companies traded in mature markets (for example, Japan, Germany and France) and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The Overseas Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. Normally, the Overseas Fund invests at least 80% of its total assets in foreign securities. The Overseas Fund also may invest up to 20% of its total assets in debt instruments. Investment decisions for the Overseas Fund are made without regard to the capitalization (size) of the companies in which it invests. The Overseas Fund may invest in any size company, including large, medium and smaller companies. The Overseas Fund may invest in fixed-income instruments, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals.

The investment philosophy and strategy of the Overseas Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Although no change is anticipated, the investment objective of the Overseas Fund can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in the “80% of assets” investment policies.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Overseas Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

The principal risks of investing in the Overseas Fund, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt securities that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default.

  Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions.

  Derivatives Risk—Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

The Overseas Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the Overseas Fund may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in the Overseas Fund, please see the More Information about the Funds’ Investments section.
Investment Results

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns - Class A

Following is additional return information for Class A Shares of the Overseas Fund for the periods presented in the bar chart.

Best Quarter
Second Quarter 2003	16.65%

Worst Quarter
Third Quarter 2008	-12.48%

Updated performance information is available at www.firsteaglefunds.com/funds/overseasfund.php or by calling 800.334.2143.

The table below discloses after-tax returns only for Class A shares. After-tax returns for Class C and Class I shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns First Eagle Overseas Fund	1 Year	5 Years	10 Years
Class A	(10.31%)	2.02%	11.85%
Class A After Taxes on Distributions	(11.29%)	0.83%	10.57%
Class A After Taxes on Distributions and Sales	(6.17%)	1.49%	10.23%
Class C	(7.17%)	2.30%	11.59%
Class I	(5.37%)	3.32%	12.69%
MSCI EAFE Index	(12.14%)	(4.72%)	4.67%

First Eagle U.S. Value Fund
RISK/RETURN
Investment Objective
First Eagle U.S. Value Fund (“U.S. Value Fund”) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities.
Fees and Expenses

The following information describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the U.S. Value Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 52 and 57, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle U.S. Value Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle U.S. Value Fund	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.18%	0.18%	0.18%
Total Annual Operating Expenses (%)	1.18%	1.93%	0.93%

Example

This example is intended to help you compare the cost of investing in the U.S. Value Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the U.S. Value Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

If Sold
Expense Example First Eagle U.S. Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	614	856	1,117	1,860
Class C	296	606	1,042	2,254
Class I	95	296	515	1,143

If Held
Expense Example, No Redemption First Eagle U.S. Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	614	856	1,117	1,860
Class C	196	606	1,042	2,254
Class I	95	296	515	1,143

Portfolio Turnover Rate

The U.S. Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when U.S. Value Fund shares are held in a taxable account. These costs, which are not reflected in annual U.S. Value Fund operating expenses or in the example, affect the U.S. Value Fund’s performance. During the most recent fiscal year, the U.S. Value Fund’s portfolio turnover rate was 18.54% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the U.S. Value Fund will normally invest at least 80% of its assets in domestic equity and debt instruments and may invest to a lesser extent in securities of non-U.S. issuers. In particular, the U.S. Value Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the U.S. Value Fund are made without regard to the capitalization (size) of the companies in which it invests. The U.S. Value Fund may invest in any size company, including large, medium and smaller companies. The U.S. Value Fund may invest in fixed-income securities, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals.

The investment philosophy and strategy of the U.S. Value Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Although no change is anticipated, the investment objective of the U.S. Value Fund can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in the “80% of assets” investment policies.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the U.S. Value Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the U.S. Value Fund, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

The U.S. Value Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the U.S. Value Fund may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in the U.S. Value Fund, please see the More Information about the Funds’ Investments section.
Investment Results

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns - Class A

Following is additional return information for Class A Shares of the U.S. Value Fund for the periods presented in the bar chart.

Best Quarter
Second Quarter 2003	15.20%

Worst Quarter
Fourth Quarter 2008	-16.90%

Updated performance information is available at firsteaglefunds.com/funds/usvaluefund.php or by calling 800.334.2143.

The table below discloses after-tax returns only for Class A shares. After-tax returns for Class C and Class I shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns First Eagle U.S. Value Fund	1 Year	5 Years	10 Years
Class A	0.41%	3.35%	7.50%
Class A After Taxes on Distributions	(0.35%)	2.71%	6.51%
Class A After Taxes on Distributions and Sales	0.73%	2.65%	6.11%
Class C	3.95%	3.63%	7.23%
Class I	5.99%	4.66%	8.30%
Standard & Poor’s 500 Index	2.11%	(0.25%)	2.92%

First Eagle Gold Fund
RISK/RETURN
Investment Objective

First Eagle Gold Fund (“Gold Fund”) seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio.

Fees and Expenses

The following information describes the fees and expenses you may pay if you buy and hold shares of the Gold Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Gold Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 52 and 57, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle Gold Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle Gold Fund	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.20%	0.20%	0.20%
Total Annual Operating Expenses (%)	1.20%	1.95%	0.95%

Example

This example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds.

This hypothetical example assumes you invest $10,000 in the Gold Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

If Sold
Expense Example First Eagle Gold Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	616	862	1,127	1,882
Class C	298	612	1,052	2,275
Class I	97	303	525	1,166

If Held
Expense Example, No Redemption First Eagle Gold Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	616	862	1,127	1,882
Class C	198	612	1,052	2,275
Class I	97	303	525	1,166

Portfolio Turnover Rate

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Gold Fund shares are held in a taxable account. These costs, which are not reflected in annual Gold Fund operating expenses or in the example, affect the Gold Fund’s performance. During the most recent fiscal year, the Gold Fund’s portfolio turnover rate was 13.26% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of providing investors the opportunity to participate in the investment characteristics of gold, the Gold Fund invests at least 80% of its total assets in gold and/or securities (which may include both equity and, to a limited extent, debt instruments) directly related to gold or of issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long-, medium- or short-life mines. Up to 20% of the Gold Fund’s assets may be invested in equity and, to a limited extent, debt instruments unrelated to gold or the gold industry where such securities are consistent with the Gold Fund’s investment objective. The Gold Fund may invest up to 20% of its total assets in debt securities. Investment decisions for the Gold Fund are made without regard to the capitalization (size) of the companies in which it invests. The Gold Fund may invest in any size company, including large, medium and smaller companies. The Gold Fund may also invest in fixed-income instruments, short-term debt instruments, other precious metals, and futures contracts related to precious metals.

Although no change is anticipated, the investment objective of the Gold Fund can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in the “80% of assets” investment policies.

An investment in the Gold Fund is not intended to be a complete investment program. However, many investors believe that, historically, a limited exposure to investments in gold or gold-related instruments may provide some offset against the market impact of political and economic disruptions, as well as relieve inflationary or deflationary pressures.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Gold Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Gold Fund, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

  Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions.

  Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. Because of the Gold Fund’s policy of investing primarily in gold, securities directly related to gold and/or of companies engaged in the gold industry, a substantial part of the Gold Fund’s assets will generally be invested in securities of companies domiciled or operating in one or more foreign countries, including emerging markets.

  Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in the Fund may expose your money to greater risks than if you invest in a diversified fund. The Fund may invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt securities that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default.

The Gold Fund has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, the Gold Fund may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in the Gold Fund, please see the More Information about the Funds’ Investments section.
Investment Results

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns - Class A

Following is additional return information for Class A Shares of the Gold Fund for the periods presented in the bar chart.

Best Quarter
First Quarter 2002	50.40%

Worst Quarter
Third Quarter 2008	-20.95%

Updated performance information is available at www.firsteaglefunds.com/funds/goldfund.php or by calling 800.334.2143.

The table below discloses after-tax returns only for Class A shares. After-tax returns for Class C and Class I shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns First Eagle Gold Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(15.58%)	10.86%	21.52%
Class A After Taxes on Distributions	(16.30%)	9.75%	20.26%
Class A After Taxes on Distributions and Sales	(9.60%)	9.02%	19.14%
Class C	(12.65%)	11.17%		15.56%	May 15, 2003
Class I	(10.94%)	12.28%		16.71%	May 15, 2003
MSCI World Index	(5.54%)	(2.37%)	3.62%	6.04%
FTSE Gold Mines Index	(15.88%)	6.42%	14.80%	12.37%

First Eagle Fund of America
RISK/RETURN
Investment Objective
First Eagle Fund of America (“Fund of America”) seeks capital appreciation by investing primarily in domestic stocks and to a lesser extent in debt and foreign equity securities.
Fees and Expenses

The following information describes the fees and expenses you may pay if you buy and hold shares of Fund of America.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in Fund of America. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 52 and 57, respectively.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees First Eagle Fund of America	Class A	Class C	Class Y
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%	none	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	none	1.00%	none	[1]
[1]	Closed to new investors.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Eagle Fund of America		Class A	Class C	Class Y
Management Fees		1.00%	1.00%	1.00%	[1]
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	[1]
Other Expenses		0.18%	0.18%	0.18%	[1]
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%	[1]
Total Annual Operating Expenses (%)		1.45%	2.20%	1.45%	[1]
[1]	Closed to new investors.
[2]	Acquired fund fees and expenses are fees and expenses associated with Fund of America's investments in other investment companies. Since they are incurred only indirectly by Fund of America, such fees and expenses are not considered ordinary operating expenses of Fund of America.

Example

This example is intended to help you compare the cost of investing in Fund of America with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in Fund of America for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

If Sold
Expense Example First Eagle Fund of America (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	640	936	1,253	2,148
Class C	323	688	1,180	2,534
Class Y	148	459	792	1,735

If Held
Expense Example, No Redemption First Eagle Fund of America (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A	640	936	1,253	2,148
Class C	223	688	1,180	2,534
Class Y	148	459	792	1,735

Portfolio Turnover Rate

Fund of America pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund of America operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, Fund of America’s portfolio turnover rate was 67.61% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of capital appreciation, Fund of America will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments. Normally, at least 80% of Fund of America’s assets are invested in domestic equity and debt instruments. Equity securities include common stocks, preferred stocks, convertible securities and warrants. The Fund also invests in options, repurchase agreements, and derivatives.

The investment philosophy and strategy of Fund of America can be broadly characterized as a bottom-up, event-driven approach to choose stocks that it believes are undervalued and should perform well. In a bottom-up approach, companies and securities are researched and chosen individually. In an event-driven approach, one looks for companies that appear to be undervalued in relation to their potential value in light of positive corporate changes. Signals of corporate change can be management changes, large share repurchases, potential acquisitions or mergers. If changes are successful, these companies should realize a rise in the stock price. Fund of America invests in the securities of companies that it believes are undervalued relative to their overall financial and managerial strength. Investment decisions for Fund of America are made without regard to the capitalization (size) of the companies in which it invests. Fund of America may invest in any size company, including large, medium and smaller companies. Although no change is anticipated, the investment objective of Fund of America can be changed without shareholder approval. Shareholders will be notified a minimum of 60 days in advance of any change in investment objective or of any change in the “80% of assets” investment policies.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in Fund of America. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in Fund of America, which could adversely affect its net asset value and total return, are:

  Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which Fund of America invests, as well as economic, political, or social events in the United States or abroad.

  Event-Driven Style Risk — The event-driven investment style carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

  Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in Fund of America may expose your money to greater risks than if you invest in a diversified fund. Fund of America will invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

  Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default.

  Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

  Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, Fund of America may lose money.

  Options Risk — The Fund may engage in various options transactions in which Fund of America seeks to limit investment risk or increase investment returns by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

  Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically and economically stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

  Gold Risk — The Fund does not invest in gold, but may invest in Exchange Traded Funds (“ETFs”) that hold gold or track the price of gold. The Fund is therefore susceptible to specific political and other risks affecting the price of gold and other precious metals.

Fund of America has the flexibility to respond promptly to changes in market and economic conditions. Under a defensive strategy, Fund of America may temporarily hold some or all of its assets in cash and/or high quality debt securities or money market instruments of U.S. or foreign issuers.

For more information on the risks of investing in Fund of America, please see the More Information about the Funds’ Investments section.
Investment Results

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns - Class Y

Following is additional return information for Class Y Shares of the Fund of America for the periods presented in the bar chart.

Best Quarter
Second Quarter 2009	13.03%

Worst Quarter
Fourth Quarter 2008	-20.71%

Updated performance information is available at www.firsteaglefunds.com/funds/fundofamerica.php or by calling 800.334.2143.

The table below discloses after-tax returns only for Class Y shares. After-tax returns for Class C and Class A shares will vary. After-tax returns are calculated using the highest individual federal income tax rate for each year. Returns do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns First Eagle Fund of America	1 Year	5 Years	10 Years
Class Y	(1.01%)	3.36%	6.70%
Class Y After Taxes on Distributions	(2.23%)	2.55%	5.75%
Class Y After Taxes on Distributions and Sales	0.59%	2.76%	5.66%
Class C	(2.59%)	2.59%	5.92%
Class A	(5.95%)	2.32%	6.13%
Standard & Poor’s 500 Index	2.11%	(0.25%)	2.92%